Document and Entity Information	Jun. 05, 2024
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001824920
Document Type	8-K/A
Document Period End Date	Jun. 05, 2024
Entity Registrant Name	IonQ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39694
Entity Tax Identification Number	85-2992192
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by IonQ, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on June 7, 2024 (the “Original Form 8-K”) filed to report the results of the Company’s 2024 Annual Meeting of Stockholders held on June 5, 2024 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future stockholder advisory votes on named executive officer compensation. Except as set forth herein, no other changes have been made to the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock for $11.50 per share
Trading Symbol	IONQ WS
Security Exchange Name	NYSE